CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                January 19, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:       First Trust Exchange-Traded AlphaDEX(R) Fund
                 ------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 8 and under the Investment Company Act of 1940, as amended, Amendment No. 11 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Small Cap Value AlphaDEX(R) Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act in order to conform with the Form N-1A requirements.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By:  /s/ Morrison C. Warren
                                                ------------------------------
                                                Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess